Quarterly Holdings Report
for
Fidelity® Limited Term Government Fund
August 31, 2026
ISG-NPRT3-1026
1.968341.112
Collateralized Mortgage Obligations - 5.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.5%
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 4.7377% 8/25/2031 (b)(c)	5,860	5,908
Fannie Mae Guaranteed REMIC Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.3507% 11/18/2031 (b)(c)	5,754	5,753
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 4/25/2032 (b)(c)	1,173	1,182
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2077% 11/25/2032 (b)(c)	1,709	1,709
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 11/25/2032 (b)(c)	2,403	2,422
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	131,284	132,554
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	111,299	102,213
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	390,488	373,193
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	855,175	753,058
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	157,178	144,404
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2053 (b)(c)	96,346	97,018
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (b)(c)	146,489	147,267
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (b)(c)	94,502	94,831
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (b)(c)	108,411	109,171
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (b)(c)	129,723	130,574
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	100,771	101,131
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 4.6877% 6/25/2036 (b)(c)	85,039	85,814
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 4.6777% 3/25/2036 (b)(c)	65,838	66,522
Freddie Mac Gold Pool Series 2026-433 Class BA, 4% 4/25/2027	2,983,040	2,965,743
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	14,066	14,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	17,036	17,490
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2448 Class FT, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.751% 3/15/2032 (b)(c)	5,684	5,734
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.151% 11/15/2032 (b)(c)	6,237	6,235
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.351% 2/15/2032 (b)(c)	3,049	3,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 2/15/2033 (b)(c)	18,870	18,965
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.151% 3/15/2034 (b)(c)	22,626	22,544
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	106,418	107,498
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	11,949	11,968
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	212,910	175,370
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	100,033	87,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	84,247	75,479
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	63,859	57,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	326,558	294,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	290,402	280,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	133,355	126,180
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	132,472	124,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	167,676	162,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	240,474	241,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (b)(c)	60,060	59,953
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (b)(c)	145,236	145,952
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	157,975	158,525
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0819% 8/20/2060 (b)(c)(d)	56,926	56,661
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1619% 12/20/2060 (b)(c)(d)	29,161	29,081
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 12/20/2060 (b)(c)(d)	22,863	22,833
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 2/20/2061 (b)(c)(d)	24,824	24,790
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2719% 2/20/2061 (b)(c)(d)	26,860	26,818
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 4/20/2061 (b)(c)(d)	15,687	15,670
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (b)(c)(d)	28,100	28,063
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (b)(c)(d)	18,789	18,764
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3119% 6/20/2061 (b)(c)(d)	18,803	18,787
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 10/20/2061 (b)(c)(d)	23,021	23,027
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 11/20/2061 (b)(c)(d)	21,961	21,986
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 1/20/2062 (b)(c)(d)	12,762	12,786
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 1/20/2062 (b)(c)(d)	24,721	24,741
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 3/20/2062 (b)(c)(d)	16,770	16,783
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4319% 5/20/2061 (b)(c)(d)	90	90
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0619% 5/20/2063 (b)(c)(d)	871	861
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9819% 4/20/2063 (b)(c)(d)	1,278	1,269
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(d)	9,450	9,219
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.49% 5/20/2066 (b)(c)(d)	26,922	26,936
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1819% 12/20/2062 (b)(c)(d)	1,286	1,280
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	20,620	18,503
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.34% 8/20/2066 (b)(c)(d)	35,004	34,951
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (d)	257,924	252,496
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2669% 7/20/2037 (b)(c)	18,140	18,200
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.2469% 1/20/2038 (b)(c)	4,911	4,922
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.6269% 8/20/2038 (b)(c)	35,746	36,290
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.6669% 9/20/2038 (b)(c)	27,903	28,357
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.3537% 11/16/2039 (b)(c)	26,893	27,048
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.2837% 12/16/2039 (b)(c)	14,225	14,279
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	43,620	42,974
TOTAL UNITED STATES		8,376,569
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,193,210)		8,376,569

Commercial Mortgage Securities - 7.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 7.9%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	169,019	168,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	463,022	461,489
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	4,151,177	4,136,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A2, 3.413% 12/25/2026	381,961	380,395
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	341,910	340,457
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	900,000	893,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	200,000	197,744
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	300,000	296,390
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	1,350,267	1,344,833
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1698% 4/25/2029 (b)(c)	1,196,009	1,195,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 6/25/2030 (b)(c)	600,000	599,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (b)(c)	899,616	899,883
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (b)(c)	799,975	799,974
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (b)(c)	400,000	399,829
TOTAL UNITED STATES		12,113,380
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,127,451)		12,113,380

U.S. Government Agency - Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.056% 10/1/2035 (b)(c)	1,967	2,008
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	552	566
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 5.98% 7/1/2034 (b)(c)	382	390
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 5.928% 6/1/2036 (b)(c)	252	258
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	3,442	3,541
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5657%, 5.831% 2/1/2044 (b)(c)	5,141	5,325
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.705% 4/1/2044 (b)(c)	3,749	3,882
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.848% 1/1/2044 (b)(c)	4,928	5,109
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5804%, 5.779% 2/1/2044 (b)(c)	1,299	1,346
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6346%, 5.878% 4/1/2044 (b)(c)	6,259	6,495
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6671%, 6.01% 11/1/2036 (b)(c)	2,518	2,589
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6729%, 6.052% 3/1/2033 (b)(c)	1,395	1,427
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6851%, 5.987% 5/1/2036 (b)(c)	437	450
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6915%, 5.974% 2/1/2037 (b)(c)	8,862	9,153
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.05% 7/1/2035 (b)(c)	415	426
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.071% 1/1/2042 (b)(c)	10,679	11,151
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	4,929	5,147
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.003% 4/1/2036 (b)(c)	6,931	7,164
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 5.714% 8/1/2035 (b)(c)	3,823	3,912
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.1336%, 6.116% 7/1/2036 (b)(c)	3,255	3,331
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	527	543
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	805	827
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.585% 12/1/2032 (b)(c)	23,153	23,731
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	16,015	15,774
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	146,944	134,638
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	19,054	16,458
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	56,874	51,560
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	215,977	201,806
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	195,672	184,594
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	228,054	213,090
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	119,258	116,477
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (e)	75,948	74,377
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.635% 2/1/2033 (b)(c)	287	292
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.619% 12/1/2034 (b)(c)	821	839
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.66% 3/1/2035 (b)(c)	733	750
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.545%, 5.545% 4/1/2033 (b)(c)	8,699	8,867
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	627	640
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 7/1/2035 (b)(c)	193	197
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	5,477	5,587
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	9,199	9,404
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	7,812	7,982
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	14,912	15,224
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	24,172	24,703
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (e)	224,851	230,542
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	171,610	175,685
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	135,375	138,970
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	176,204	180,663
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	9,937	10,147
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	1,846	1,903
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	17,224	17,756
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	5,335	5,500
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,209	1,246
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,113	2,179
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	15,809	16,298
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	12,485	12,871
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	2,956	3,047
Freddie Mac Gold Pool 3% 10/1/2049	5,601	4,837
Freddie Mac Gold Pool 3% 3/1/2050	9,975	8,616
Freddie Mac Gold Pool 3% 3/1/2052	99,344	85,033
Freddie Mac Gold Pool 3% 4/1/2050	10,245	8,840
Freddie Mac Gold Pool 3.5% 7/1/2032	55,351	53,875
Freddie Mac Gold Pool 5% 9/1/2035	322	320
Freddie Mac Gold Pool 5.5% 9/1/2052 (e)	331,014	331,582
Freddie Mac Gold Pool 6% 12/1/2052	103,845	106,473
Freddie Mac Gold Pool 6.5% 10/1/2053 (f)	133,912	139,651
Freddie Mac Gold Pool 6.5% 10/1/2053 (f)	122,245	127,713
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 9/1/2041 (b)(c)	8,037	8,355
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	25,419	26,526
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9461%, 6.412% 10/1/2042 (b)(c)	5,342	5,572
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	57	57
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.42% 7/1/2036 (b)(c)	3,211	3,322
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.611% 6/1/2033 (b)(c)	6,402	6,524
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 5.73% 4/1/2034 (b)(c)	11,167	11,449
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.173% 7/1/2035 (b)(c)	3,769	3,891
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.702% 10/1/2036 (b)(c)	4,135	4,232
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.79% 7/1/2035 (b)(c)	7,011	7,164
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.992%, 6.064% 10/1/2035 (b)(c)	5,225	5,366
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.01% 5/1/2037 (b)(c)	1,253	1,297
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(d)	98	96
Ginnie Mae I Pool 6% 6/15/2036	72,725	74,513
Ginnie Mae II Pool 3.5% 2/20/2050	6,855	6,161
TOTAL UNITED STATES		3,010,302
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,085,889)		3,010,302

U.S. Government Agency Obligations - 3.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.2%
Financials - 3.2%
Financial Services - 3.2%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.815% 1/19/2029 (b)(c)	2,660,000	2,659,953
Federal Home Loan Bank U.S. SOFR Index + 0.22%, 3.87% 7/23/2029 (b)(c)	2,200,000	2,199,979

TOTAL UNITED STATES		4,859,932
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,860,000)		4,859,932

U.S. Treasury Obligations - 79.6%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.85	30,000	27,898
US Treasury Bonds 4.625% 2/15/2055	4.74 to 4.83	370,000	335,356
US Treasury Bonds 5% 5/15/2045	4.55	40,000	38,903
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.60 to 2.67	529,160	465,231
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.72	288,523	253,616
US Treasury Notes 3.5% 1/15/2029	3.66	2,290,000	2,244,916
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.60	25,710,000	25,182,744
US Treasury Notes 3.5% 3/15/2029	3.67 to 3.87	19,730,000	19,316,903
US Treasury Notes 3.5% 9/30/2029	3.56 to 4.30	11,130,000	10,838,272
US Treasury Notes 3.625% 8/31/2029	3.70	474,000	463,557
US Treasury Notes 3.75% 2/28/2033	3.89 to 3.92	1,590,000	1,515,904
US Treasury Notes 3.875% 12/31/2032	3.95	270,000	259,580
US Treasury Notes 3.875% 4/15/2029	3.77 to 3.94	2,820,000	2,784,089
US Treasury Notes 3.875% 5/15/2029	4.02 to 4.13	5,210,000	5,141,619
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	380,000	372,593
US Treasury Notes 4% 10/31/2029	3.89 to 3.94	2,320,000	2,290,909
US Treasury Notes 4% 11/15/2035	4.38	110,000	104,079
US Treasury Notes 4% 7/31/2029	3.67 to 3.83	780,000	771,286
US Treasury Notes 4.125% 10/31/2029	4.08	1,180,000	1,169,445
US Treasury Notes 4.125% 2/15/2036	4.42 to 4.64	2,460,000	2,346,609
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	830,000	813,205
US Treasury Notes 4.125% 4/30/2033	4.24 to 4.49	780,000	758,794
US Treasury Notes 4.125% 5/31/2031	4.25	1,100,000	1,082,684
US Treasury Notes 4.125% 6/15/2029	4.16 to 4.18	1,990,000	1,975,541
US Treasury Notes 4.125% 6/30/2028	4.09	1,710,000	1,703,588
US Treasury Notes 4.125% 7/15/2029	4.31	3,700,000	3,671,961
US Treasury Notes 4.125% 8/31/2028	4.22	16,010,000	15,944,334
US Treasury Notes 4.25% 3/31/2033	4.13 to 4.14	1,110,000	1,088,537
US Treasury Notes 4.25% 5/31/2033	4.30	260,000	254,698
US Treasury Notes 4.25% 6/30/2029	3.97 to 4.12	5,430,000	5,407,516
US Treasury Notes 4.25% 8/15/2029	4.29	1,110,000	1,105,317
US Treasury Notes 4.375% 5/15/2036	4.72	100,000	97,156
US Treasury Notes 4.5% 8/31/2033	4.60	260,000	258,294
US Treasury Notes 4.75% 2/15/2045	4.89 to 4.95	960,000	905,963
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.84	10,612,000	10,722,265
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.25 to 2.29	400,823	382,738
TOTAL U.S. TREASURY OBLIGATIONS (Cost $123,574,078)			122,096,100

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $1,798,692)	3.69	1,798,488	1,798,848

Purchased Swaptions - 0.5%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.5%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	1,870,000	119,515
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay annually a fixed rate of 3.694%, expiring December 2033	12/2028	4,300,000	169,870
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	580,000	39,444
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.395% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	15,710,000	150,532
Option on an interest rate swap with Bank of America NA to to pay annually a fixed rate of 4.0825% and receive annually a floating rate based on US SOFR Index, expiring August 2029	8/2028	9,400,000	54,504
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.436% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	12,700,000	118,053
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	3,100,000	46,091
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	590,000	39,876
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	5,000,000	72,180
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring June 2028	6/2027	3,300,000	15,841
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/2030	490,000	18,109
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.4725% and receive annually a floating rate based on US SOFR Index, expiring April 2029	3/2028	3,000,000	27,183

TOTAL PURCHASED SWAPTIONS (Cost $651,046)			871,198

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $154,290,366)	153,126,329
NET OTHER ASSETS (LIABILITIES) - 0.1%	179,601
NET ASSETS - 100.0%	153,305,930

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	16	12/2026	1,724,250	(670)
CBOT 2Y US Treasury Notes Contracts (United States)	127	12/2026	26,070,719	(59,320)
CBOT 5Y US Treasury Notes Contracts (United States)	95	12/2026	10,046,992	(44,324)
TOTAL LONG				(104,314)
SHORT
CBOT US Treasury Ultra Bond Contracts (United States)	(4)	12/2026	(440,750)	2,962
TOTAL FUTURES CONTRACTS				(101,352)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2036	3,536,000	(45,024)	0	(45,024)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	9/2028	14,682,000	59,267	0	59,267
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2056	772,000	(27,370)	0	(27,370)
TOTAL INTEREST RATE SWAPS							(13,127)	0	(13,127)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $318,074.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $188,924.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

At period end, the value of non-cash collateral for securities on loan amounted to $0.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	12,160,100	69,848,730	80,210,047	134,338	(90)	155	1,798,848	1,798,488
Fidelity Securities Lending Cash Central Fund	-	12,795,062	12,795,047	485	(15)	-	-	-
	12,160,100	82,643,792	93,005,094	134,823	(105)	155	1,798,848

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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